Prospectus Supplement -- Sept. 4, 2003*

Fund Name (Date)                                            Prospectus Form #
AXP Cash Management Fund (Sept. 27, 2002)                      S-6320-99 Y
AXP Tax-Free Money Fund (Feb. 28, 2003)                        S-6433-99 X

The section titled "Purchasing Shares" is revised to read as follows:

[For Cash Management]

PURCHASING SHARES

To purchase shares through entities other than American Express Financial Advisors Inc. (the Distributor), please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

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How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:
--------------------------------------- ----------------------------------------
Individual or joint account             The individual or one of the owners
                                        listed on the joint account
--------------------------------------- ----------------------------------------
Custodian account of a minor            The minor
(Uniform Gifts/Transfers to Minors
Act)
--------------------------------------- ----------------------------------------
A revocable living trust                The grantor-trustee (the person who puts
                                        the money into  the trust)
--------------------------------------- ----------------------------------------
An irrevocable trust, pension trust     The legal entity (not the personal
or estate                               representative or trustee, unless no
                                        legal entity is designated in the
                                        account title)
--------------------------------------- ----------------------------------------
Sole proprietorship or single-owner     The owner
LLC
--------------------------------------- ----------------------------------------
Partnership or multi-member LLC         The partnership
--------------------------------------- ----------------------------------------
Corporate or LLC electing corporate     The corporation
status on Form 8837
--------------------------------------- ----------------------------------------
Association, club or tax-exempt         The organization
organization
--------------------------------------- ----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

[For Tax-Free Money]

PURCHASING SHARES

To purchase shares through entities other than American Express Financial Advisors Inc. (the Distributor), please consult your selling agent. The following section explains how you can purchase shares from the Distributor.

If you do not have an existing American Express mutual fund account, you will need to establish a brokerage account. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest.

When you purchase, your order will be priced at the next NAV calculated after your order is accepted by the Fund.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.

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2   --   PROSPECTUS SUPPLEMENT
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If you do not provide and certify the correct TIN, you could be subject to backup withholding of 28% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o    a $50 penalty for each failure to supply your correct TIN,

o a civil penalty of $500 if you make a false statement that results in no backup withholding, and

o    criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN

For this type of account:               Use the Social Security or Employer
                                        Identification number of:
--------------------------------------- ----------------------------------------
Individual or joint account             The individual or one of the owners
                                        listed on the joint account
--------------------------------------- ----------------------------------------
Custodian account of a minor            The minor
(Uniform Gifts/Transfers to Minors
Act)
--------------------------------------- ----------------------------------------
A revocable living trust                The grantor-trustee (the person who puts
                                        the money into  the trust)
--------------------------------------- ----------------------------------------
An irrevocable trust, pension trust     The legal entity (not the personal
or estate                               representative or trustee, unless no
                                        legal entity is designated in the
                                        account title)
--------------------------------------- ----------------------------------------
Sole proprietorship or single-owner     The owner
LLC
--------------------------------------- ----------------------------------------
Partnership or multi-member LLC         The partnership
--------------------------------------- ----------------------------------------
Corporate or LLC electing corporate     The corporation
status on Form 8837
--------------------------------------- ----------------------------------------
Association, club or tax-exempt         The organization
organization
--------------------------------------- ----------------------------------------

For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).

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3   --   PROSPECTUS SUPPLEMENT
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The section "Three ways to invest" has been revised to read as follows:

[For Both Funds]

Methods of purchasing shares

By mail

Once your account has been established, send your check to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:                         $2,000*
Additional investments:                     $500**
Fund minimum balances:                      $1,000
Qualified minimum account balances:         none

If your Fund balance falls below $1,000, you will be asked to increase it to $1,000 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.

     *  $1,000 for tax qualified accounts.

     ** $100 minimum add-on for existing mutual fund accounts outside of a brokerage account (direct at fund accounts).

By scheduled investment plan

Minimum amounts
Initial investment:                         $2000
Additional investments:                     $100*
Account balances:                           $1,000 (on a scheduled investment
                                            plan with monthly payments)

If your account balance is below $2,000, you must make payments at least monthly.

* $50 minimum per payment for qualified accounts in a direct at fund account.

By wire or electronic funds transfer

Please contact your financial advisor or selling agent for specific instructions.

Minimum wire purchase amount: $1000 or new account minimum, as applicable.

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4   --   PROSPECTUS SUPPLEMENT
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By telephone

If you have a brokerage account, you may use the money in your account to make initial and subsequent purchases.

To place your order, call:

(800) 872-4377 for brokerage accounts
(800) 967-4377 for wrap accounts

TRANSACTIONS THROUGH THIRD PARTIES

You may buy or sell shares through certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through third parties or to determine if there are policy differences, please consult your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

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The section titled "Exchanging/Selling Shares" is revised to read as follows:

[For Cash Management]

EXCHANGING/SELLING SHARES

Exchanges

New investments of Class A shares may be exchanged for either Class A, Class B or Class C shares of any other publicly offered American Express mutual fund, except that exchanges into AXP Tax-Free Money Fund must be made from Class A shares. If you exchange shares from this Fund to another American Express mutual fund, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another American Express mutual fund into Class A shares of this Fund. Exchange rules are illustrated in the following tables:

EXCHANGES

FROM: Cash Management                   TO: Other American Express mutual funds*
                                                 Class A  Class B     Class C
Class A                                            Yes      Yes         Yes
Class B                                             No      Yes          No
Class C                                             No       No         Yes

EXCHANGES

FROM: Other American Express mutual funds*       TO: Cash Management Fund
                                                 Class A  Class B     Class C
Class A                                            Yes       No          No
Class B                                             No      Yes          No
Class C                                             No       No         Yes

* Exchanges into Tax-Free Money Fund must be made from Class A shares.

Exchanges between classes within the same fund are not permitted. For example, you cannot exchange from Cash Management Class A to Cash Management Class B.

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund:

o you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

o if your initial investment was over $1,000,000 and the sales charge was waived, you will be subject to a 1% sales charge if you redeem those shares less than one year after the initial investment date.

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6   --   PROSPECTUS SUPPLEMENT
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For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, the Distributor and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgment has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.

Other exchange policies:

o Except as otherwise noted, exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale of Class B shares and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and use of this option may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

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7   --   PROSPECTUS SUPPLEMENT
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To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

[For Tax-Free Money]

EXCHANGING/SELLING SHARES

Exchanges

You may exchange your Fund shares for Class A shares of any other publicly offered American Express mutual fund. If your initial investment was in this Fund, you may exchange Fund shares for Class B or Class C shares of another fund. For complete information on the other fund, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

EXCHANGES

FROM: Tax-Free Money Fund                TO: Other American Express mutual funds
                                                 Class A  Class B     Class C
Original investment in Tax-Free Money              Yes      Yes         Yes
Original investment in another fund subject
to a sales charge, then exchanged into
Tax-Free Money                                     Yes       No          No

EXCHANGES

FROM: Other American Express mutual funds         TO: Tax-Free Money Fund
Class A                                                     Yes
Class B                                                      No
Class C                                                      No

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a contingent deferred sales charge if you exchange into Class
B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund, you may exchange that amount, including dividends earned on that amount, without paying a sales charge.

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

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8   --   PROSPECTUS SUPPLEMENT
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Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, the Distributor and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgment has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.

Other exchange policies:

o Exchanges of Class A shares of other American Express mutual funds to this Fund will be accepted. Exchanges of Class B or Class C shares to this Fund will not be accepted.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is received from the secured party.

Selling Shares

You may sell your shares at any time. The payment will be mailed within seven days after your request is received in good order.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order by the Fund.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held with entities other than the Distributor, please consult your selling agent. The following section explains how you can exchange or sell shares held with the Distributor.

If you decide to sell your shares within 30 days of a telephoned-in address change, a written request is required.

Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and the Distributor that your check has cleared.

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9   --   PROSPECTUS SUPPLEMENT
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The section "Two ways to request an exchange or sale of shares" has been revised to read as follows:

[For Cash Management]

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o    your account number

o    the name of the fund(s)

o    the class of shares to be exchanged or sold

o    your Social Security number or Employer Identification number

o    the dollar amount or number of shares you want to exchange or sell

o    specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o    delivery instructions, if applicable

o    any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless specified differently and signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 872-4377 for brokerage accounts
(800) 437-3133 for direct at fund accounts
(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100

Maximum sale amount:       $100,000

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10   --   PROSPECTUS SUPPLEMENT
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By wire

Money can be wired from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o    Minimum amount: $1,000

o    Pre-authorization is required.

o    A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o    Minimum payment: $100*.

o Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

By draft

Drafts are not available for accounts set up in a brokerage account and may not be available to all investors of the Fund. For Class A only, free drafts are available and can be used just like a check to withdraw $100 or more from your account. The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact the Distributor. A request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time.

o    Minimum amount redemption: $100.

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11   --   PROSPECTUS SUPPLEMENT
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[For Tax-Free Money]

Ways to request an exchange or sale of shares

By regular or express mail

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

Include in your letter:

o    your account number

o    the name of the fund(s)

o    your Social Security number or Employer Identification number

o    the dollar amount or number of shares you want to exchange or sell

o    specific instructions regarding delivery or exchange destination

o signature(s) of registered account owner(s) (All signatures may be required. Contact your financial advisor for more information.)

o    delivery instructions, if applicable

o    any paper certificates of shares you hold

Payment will be mailed to the address of record and made payable to the names listed on the account, unless specified differently and signed by all owners.

The express mail delivery charges you pay will vary depending on domestic or international delivery instructions.

By telephone

(800) 872-4377 for brokerage accounts
(800) 437-3133 for direct at fund accounts
(800) 967-4377 for wrap accounts

o The Fund and the Distributor will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.

o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing the Distributor. Each registered owner must sign the request.

o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o    Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100
Maximum sale amount:       $100,000

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12   --   PROSPECTUS SUPPLEMENT
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By wire

Money can be wired from your account to your bank account. Contact your financial advisor or the Distributor at the above numbers for additional information.

o    Minimum amount: $1,000

o    Pre-authorization is required.

o    A service fee may be charged against your account for each wire sent.

By scheduled payout plan

o    Minimum payment: $100*.

o Contact your financial advisor or the Distributor to set up regular payments.

o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

* Minimum is $50 in a direct at fund account.

Electronic transactions

The ability to initiate transactions via the internet may be unavailable or delayed at certain times (for example, during periods of unusual market activity). The Fund and the Distributor are not responsible for any losses associated with unexecuted transactions. In addition, the Fund and the Distributor are not responsible for any losses resulting from unauthorized transactions if reasonable security measures are followed to validate the investor's identity. The Fund may modify or discontinue electronic privileges at any time.

By draft

Drafts are not available for accounts set up in a brokerage account. Free drafts are available and can be used just like a check to withdraw $100 or more from your account. The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact the Distributor. A request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time.

o    Minimum amount redemption: $100.

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S-6433-3 A (9/03)

*Valid until next prospectus update.
Destroy Feb. 27, 2004